UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2018

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2018

Semiannual Report

to Shareholders

Deutsche Variable NAV Money Fund

Institutional Shares

Contents

3	Portfolio Summary
4	Investment Portfolio
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements

20	Information About Your Fund’s Expenses
22	Advisory Agreement Board Considerations and Fee Evaluation
26	Account Management Resources
28	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Money Market investments are subject to interest-rate and credit risks. When interest rates rise, prices generally fall. In addition, any unexpected behavior in interest rates could increase the volatility of the Fund’s yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although individual securities may outperform the market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions. Any investments in money market instruments of foreign issuers are subject to some of the risks of foreign investing, such as unfavorable political and legal developments, limited financial information, regulatory risk, and economic and financial instability. Portfolio management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Variable NAV Money Fund — Institutional Shares

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	2/28/18	8/31/17
Commercial Paper	67%	69%
Certificates of Deposit and Bank Notes	14%	12%
Variable Rate Demand Notes	12%	14%
Repurchase Agreements	4%	—
Time Deposits	2%	4%
Corporate Bonds	1%	—
Government & Agency Obligations	—	1%
	100%	100%

Weighted Average Maturity	2/28/18	8/31/17
Deutsche Variable NAV Money Fund	27 days	29 days

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see page 4. Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov, and they may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on liquidity.dws.com/US/products/fund_facts_prospectus_l2.jsp from time to time. Please see the Fund’s current prospectus for more information.

Deutsche Variable NAV Money Fund — Institutional Shares	3

Investment Portfolio	as of February 28, 2018 (Unaudited)

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 14.0%
Bank of Montreal, 1-month LIBOR plus 0.250%, 1.831%**, 1/11/2019	1,500,000	1,499,637
Bank of Nova Scotia, U.S. Federal Funds Effective Rate plus 0.500%, 1.92%**, 11/28/2018	3,000,000	2,999,778
Canadian Imperial Bank of Commerce:
1-month LIBOR plus 0.170%, 1.751%**, 7/12/2018	2,500,000	2,500,216
1-month LIBOR plus 0.190%, 1.786%**, 5/22/2018	1,250,000	1,250,443
Commonwealth Bank of Australia, 1-month LIBOR plus 0.170%, 1.758%**, 8/15/2018	1,000,000	999,875
Cooperatieve Rabobank UA, 1-month LIBOR plus 0.140%, 1.736%**, 5/21/2018	1,000,000	999,624
Dexia Credit Local, 1-month LIBOR plus 0.130%, 1.718%**, 5/16/2018	1,000,000	1,000,250
Royal Bank of Canada, 1-month LIBOR plus 0.300%, 1.931%**, 11/27/2018	3,000,000	3,001,239
Skandinaviska Enskilda Banken AB, 1-month LIBOR plus 0.150%, 1.731%**, 7/10/2018	1,850,000	1,850,039
State Street Bank & Trust Co., 1-month LIBOR plus 0.120%, 1.699%**, 5/8/2018	2,500,000	2,500,672
U.S. Bank NA:
1.4%, 3/20/2018	2,000,000	1,999,927
1.801%**, 9/27/2018	4,000,000	4,000,000
Wells Fargo Bank NA:
1-month LIBOR plus 0.160%, 1.735%**, 8/1/2018	500,000	499,944
1-month LIBOR plus 0.250%, 1.829%**, 1/9/2019	1,250,000	1,249,878
Westpac Banking Corp., U.S. Federal Funds Effective Rate plus 0.500%, 1.92%**, 2/22/2019	1,500,000	1,499,854

Total Certificates of Deposit and Bank Notes (Cost $27,849,913)		27,851,376

Commercial Paper 67.3%
Issued at Discount* 57.2%
Albion Capital LLC, 1.729%, 4/25/2018	3,500,000	3,490,755
Antalis SA:
1.681%, 3/29/2018	2,310,000	2,306,980
1.711%, 4/3/2018	2,770,000	2,765,655
Archer-Daniels-Midland Co., 144A, 1.584%, 3/23/2018	2,000,000	1,998,064
Bank Nederlandse Gemeenten NV,
144A, 2.044%, 5/31/2018	4,600,000	4,576,233
Bedford Row Funding Corp., 144A, 1.777%, 4/19/2018	1,000,000	997,581
Bunge Asset Funding Corp., 144A, 1.673%, 3/1/2018	9,275,000	9,275,000

The accompanying notes are an integral part of the financial statements.

4	Deutsche Variable NAV Money Fund — Institutional Shares

	Principal Amount ($)	Value ($)
Chesham Finance Ltd., 144A, 1.52%, 3/7/2018	4,000,000	3,998,987
Coca-Cola Co., 144A, 2.047%, 8/13/2018	1,000,000	990,618
Crown Point Capital Co., LLC:
144A, 1.488%, 3/5/2018	4,334,000	4,333,283
144A, 1.5%, 3/7/2018	5,004,000	5,002,749
Danske Corp.:
144A, 1.703%, 4/4/2018	1,200,000	1,198,070
144A, 1.746%, 4/16/2018	2,500,000	2,494,422
DCAT LLC, 1.679%, 3/22/2018	5,000,000	4,995,103
DNB Bank ASA, 144A, 1.415%, 3/6/2018	9,000,000	8,998,231
Erste Abwicklungsanstalt, 144A, 2.103%, 7/25/2018	3,000,000	2,974,413
Federation Desjardins du Quebec:
144A, 1.369%, 3/1/2018	6,300,000	6,300,000
144A, 1.587%, 3/20/2018	1,700,000	1,698,576
General Electric Co., 1.44%, 3/7/2018	9,000,000	8,997,840
Kells Funding LLC, 1.43%, 3/2/2018	1,500,000	1,499,939
KFW, 144A, 1.711%, 4/27/2018	2,000,000	1,994,582
Manhattan Asset Funding Co., LLC:
144A, 1.662%, 3/27/2018	3,500,000	3,495,799
144A, 1.7%, 4/2/2018	1,200,000	1,198,187
Matchpoint Finance PLC, 144A, 1.47%, 3/1/2018	2,000,000	2,000,000
MetLife Short Term Funding LLC, 144A, 1.566%, 3/21/2018	2,000,000	1,998,260
Nordea Bank AB, 144A, 2.04%, 7/18/2018	800,000	793,699
NRW.Bank:
144A, 1.457%, 3/5/2018	900,000	899,854
144A, 1.822%, 4/30/2018	3,400,000	3,389,675
Ontario Teachers Finance Trust, 144A, 1.525%, 3/6/2018	800,000	799,831
Societe Generale SA, 144A, 2.113%, 5/31/2018	3,000,000	2,983,976
Starbird Funding Corp., 144A, 1.572%, 3/1/2018	3,000,000	3,000,000
Swedbank AB, 2.075%, 7/26/2018	800,000	793,222
Swedish Export Credit Corp., 1.797%, 5/31/2018	3,400,000	3,384,556
Toyota Motor Credit Corp., 2.072%, 6/19/2018	4,200,000	4,173,409
United Overseas Bank Ltd., 144A, 1.932%, 5/21/2018	1,150,000	1,145,001
Versailles Commercial Paper LLC, 144A, 1.785%, 4/10/2018	2,500,000	2,495,042

		113,437,592

Issued at Par** 10.1%
BNZ International Funding Ltd.:
144A, 1-month LIBOR plus 0.180%, 1.759%, 7/9/2018	2,250,000	2,250,100
144A, 1-month LIBOR plus 0.170%, 1.818%, 7/30/2018	1,500,000	1,499,781
Collateralized Commercial Paper II Co., LLC, 144A, 1-month LIBOR plus 0.210%, 1.804%, 7/18/2018	500,000	500,052
Commonwealth Bank of Australia, 144A, 1.938%, 2/22/2019	3,000,000	3,000,000
Erste Abwicklungsanstalt, 144A, 1-month LIBOR plus 0.110%, 1.7%, 4/17/2018	2,000,000	2,000,484

The accompanying notes are an integral part of the financial statements.

Deutsche Variable NAV Money Fund — Institutional Shares	5

	Principal Amount ($)	Value ($)
HSBC Bank PLC:
144A, 1-month LIBOR plus 0.210%, 1.858%, 10/29/2018	1,250,000	1,249,813
144A, 1-month LIBOR plus 0.290%, 1.873%, 2/12/2019	1,000,000	1,000,184
ING U.S. Funding LLC:
1-month LIBOR plus 0.190%, 1.757%, 8/1/2018	1,800,000	1,800,150
1-month LIBOR plus 0.190%, 1.758%, 8/1/2018	3,500,000	3,500,291
Oversea-Chinese Banking Corp., Ltd.:
144A, 1-month LIBOR plus 0.180%, 1.763%, 8/13/2018	1,000,000	999,921
144A, 1-month LIBOR plus 0.190%, 1.769%, 6/8/2018	1,000,000	1,000,295
Westpac Banking Corp., 144A, 1-month LIBOR plus 0.230%, 1.809%, 1/4/2019	1,250,000	1,249,701

		20,050,772
Total Commercial Paper (Cost $133,486,667)		133,488,364

Time Deposit 2.0%
Credit Agricole SA, 1.32%, 3/1/2018 (Cost $4,000,000)	4,000,000	4,000,000

Variable Rate Demand Notes*** 11.6%
Canyon Oaks LLC, (REIT), 1.53%, 3/7/2018	3,500,000	3,500,000
Colorado, State Housing & Finance Authority:
“1”, Series B-1, 1.52%, 3/7/2018, SPA: Federal Home Loan Bank	2,650,000	2,650,000
Series B-1, 1.55%, 3/7/2018, SPA: Royal Bank of Canada	1,350,000	1,350,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series B, 1.5%, 3/7/2018, LOC: JPMorgan Chase Bank NA	2,000,000	2,000,000
Issaquah Gateway SR Development LLC, Series A, 1.53%, 3/8/2018	1,500,000	1,500,000
Jefferson at Stadium Park-Phase A Owner LLC, Series B, 1.53%, 3/8/2018	2,925,000	2,925,000
Newport News, VA, Economic Development Authority, Industrial Development Revenue, Shipbuilding Project, Series B, 1.61%, 3/7/2018, LOC: JPMorgan Chase Bank NA	1,615,000	1,615,000
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates, Senior Lien, Series C, 1.47%, 3/7/2018, LOC: TD Bank NA	3,000,000	3,000,000
Peralta, CA, Community College District Ltd. Obligation, Series B-2, 1.47%, 3/7/2018, LOC: Barclays Bank PLC	1,500,000	1,500,000
Sterling, IL, Rock River Redevelopment Revenue, 1.63%, 3/7/2018, LOC: Wells Fargo Bank NA	310,000	310,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martin’s Famous Pastry Shoppe, Inc., Series B, 1.59%, 3/7/2018, LOC: Wells Fargo Bank NA	2,165,000	2,165,000

The accompanying notes are an integral part of the financial statements.

6	Deutsche Variable NAV Money Fund — Institutional Shares

	Principal Amount ($)	Value ($)
Wilkes-Barre, PA, General Obligation, Series C, 1.65%, 3/7/2018, LOC: PNC Bank NA	405,000	405,000

Total Municipal Bonds and Notes (Cost $22,920,000)		22,920,000

Corporate Bond 0.8%
Svenska Handelsbanken AB, 2.5%, 1/25/2019 (Cost $1,499,940)	1,500,000	1,499,044

Repurchase Agreements 3.5%
Wells Fargo Bank, 1.37%, dated 2/28/2018, to be repurchased at $7,003,267 on 3/1/2018 (a) (Cost $7,003,000)	7,003,000	7,003,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $196,759,520)	99.2	196,761,784
Other Assets and Liabilities, Net	0.8	1,646,901

Net Assets	100.0	198,408,685

*	Current yield; not a coupon rate.

**	Floating rate security. These securities are shown at their current rate as of February 28, 2018.

***	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 28, 2018. Maturity date reflects the earlier of demand date or stated maturity date.

(a)	Collateralized by $7,135,746 Federal Home Loan Mortgage Corp., 3.5%, maturing on 11/1/2047 with a value of $7,143,060.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

LOC: Letter of Credit

REIT: Real Estate Investment Trust

SPA: Standby Bond Purchase Agreement

The accompanying notes are an integral part of the financial statements.

Deutsche Variable NAV Money Fund — Institutional Shares	7

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (b)	$—	$189,758,784	$—	$189,758,784
Repurchase Agreement	—	7,003,000	—	7,003,000
Total	$—	$196,761,784	$—	$196,761,784

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

(b)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

8	Deutsche Variable NAV Money Fund — Institutional Shares

Statement of Assets and Liabilities

as of February 28, 2018 (Unaudited)

Assets
Investments in securities, at value (cost $196,759,520)	$196,761,784
Cash	4,258,861
Receivable for investments sold	3,045,000
Interest receivable	99,454
Due from Advisor	23,554
Other assets	20,104
Total assets	204,208,757

Liabilities
Payable for investments purchased	5,677,402
Distributions payable	15,975
Accrued Trustees’ fees	670
Other accrued expenses and payables	106,025
Total liabilities	5,800,072
Net assets, at value	$198,408,685

Net Assets Consist of
Undistributed net investment income	1,488
Net unrealized appreciation (depreciation) on investments	2,264
Accumulated net realized gain (loss)	337
Paid-in capital	198,404,596
Net assets, at value	$198,408,685

Net Asset Value
Capital Shares
Net Asset Value, offering and redemption price per share ($198,397,536 ÷ 198,407,386 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.0000
Institutional Shares
Net Asset Value, offering and redemption price per share ($11,149 ÷ 11,151 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$0.9998

The accompanying notes are an integral part of the financial statements.

Deutsche Variable NAV Money Fund — Institutional Shares	9

Statement of Operations

for the six months ended February 28, 2018 (Unaudited)

Investment Income
Income:
Interest	$819,391
Expenses:
Management fee	86,055
Administration fee	57,370
Services to shareholders	966
Service fee	3
Custodian fee	30,087
Professional fees	32,789
Reports to shareholders	26,549
Registration fees	19,544
Trustees’ fees and expenses	2,271
Other	25,657
Total expenses before expense reductions	281,291
Expense reductions	(281,283)
Total expenses after expense reductions	8
Net investment income	819,383

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	337
Change in net unrealized appreciation (depreciation) on investments	(1,754)
Net gain (loss)	(1,417)
Net increase (decrease) in net assets resulting from operations	$817,966

The accompanying notes are an integral part of the financial statements.

10	Deutsche Variable NAV Money Fund — Institutional Shares

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations:
Net investment income (loss)	$819,383	$462,475
Net realized gain (loss)	337	1,869
Change in net unrealized appreciation (depreciation)	(1,754)	(4,669)
Net increase (decrease) in net assets resulting from operations	817,966	459,675
Distributions to shareholders from:
Net investment income:
Capital Shares	(819,314)	(462,414)
Institutional Shares	(70)	(100)
Total distributions	(819,384)	(462,514)
Fund share transactions:
Proceeds from shares sold	190,805,252	77,915,635
Reinvestment of distributions	558,094	322,733
Payments for shares redeemed	(89,749,540)	(47,851,631)
Net increase (decrease) in net assets from Fund share transactions	101,613,806	30,386,737
Increase (decrease) in net assets	101,612,388	30,383,898
Net assets at beginning of period	96,796,297	66,412,399
Net assets at end of period (including undistributed net investment income of $1,488 and $1,489, respectively)	$198,408,685	$96,796,297

The accompanying notes are an integral part of the financial statements.

Deutsche Variable NAV Money Fund — Institutional Shares	11

Financial Highlights

	Six Months Ended 2/28/18		Years Ended August 31,			Period Ended
Institutional Shares	(Unaudited)		2017[c]	2016[c]	2015[c]	8/31/14[a,c]

Selected Per Share Data
Net asset value, beginning of period	$.9999		$1.0001	$1.0000	$1.0001	$1.0001
Income (loss) from investment operations:
Net investment income	.0063		.0090	.0047	.0019	.0011
Net realized and unrealized gain (loss)		(.0001)	(.0002)	.0001	(.0001)	.0000	***
Total from investment operations	.0062		.0088	.0048	.0018	.0011
Less distributions from:
Net investment income		(.0063)	(.0090)	(.0047)	(.0019)	(.0011)
Net asset value, end of period	$.9998		$.9999	$1.0001	$1.0000	$1.0001
Total Return (%)[b]	.62	**	.89	.48	.18	.11	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	11		11	11	11	12
Ratio of expenses before expense reductions (%)	.71	*	1.03	137.84	.81	1.01	*
Ratio of expenses after expense reductions (%)	.15	*	.10	.05	.05	.05	*
Ratio of net investment income (%)	1.27	*	.90	.46	.18	.16	*

[a]	For the period from December 2, 2013 (commencement of operations of Institutional Shares) to August 31, 2014.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	On November 4, 2016 , the Fund implemented a 10 for 1 stock split. Net asset value and per share information through November 3, 2016 have been updated to reflect the effect of the split. Shareholders received 10 shares for every 1 share owned and net asset value per share decreased correspondingly.

*	Annualized

**	Not annualized

***	Amount is less than $.00005.

12	Deutsche Variable NAV Money Fund — Institutional Shares

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Variable NAV Money Fund (the “Fund”) is a diversified series of Investors Cash Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The Fund offers two classes of shares: Capital Shares and Institutional Shares. Certain detailed financial information for Capital Shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Deutsche Variable NAV Money Fund — Institutional Shares	13

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If

14	Deutsche Variable NAV Money Fund — Institutional Shares

the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.

As of February 28, 2018, the Fund held repurchase agreements with a gross value of $7,003,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At August 31, 2017, the aggregate cost of investments for federal income tax purposes was $96,924,788. The net unrealized appreciation for all investments based on tax cost was $4,018. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $5,874 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $1,856.

The Fund has reviewed the tax positions for the open tax years as of August 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Liquidity Fees and Gates. The Fund may impose a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or temporarily suspend (gate) redemptions for up to 10 business days in any 90 day period in the event that the Fund’s weekly liquid assets fall below designated thresholds. Any liquidity fees imposed are retained by the Fund for the benefit of the remaining shareholders and are recorded as an addition to paid-in-capital. There were no liquidity fees or gates imposed for the period ended February 28, 2018.

Deutsche Variable NAV Money Fund — Institutional Shares	15

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund’s average daily net assets	.1500%
Next $3 billion of such net assets	.1325%
Over $4 billion of such net assets	.1200%

Accordingly, for the six months ended February 28, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets.

For the period from September 1, 2017 through July 2, 2018 for Capital Shares and July 2, 2019 for Institutional Shares, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating

16	Deutsche Variable NAV Money Fund — Institutional Shares

expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Capital Shares	.00%
Institutional Shares	.15%

Effective July 3, 2018 through July 2, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Capital Shares at .02%.

For the six months ended February 28, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Capital Shares	$281,252
Institutional Shares	31
$281,283

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2018, the Administration Fee was $57,370, of which $9,357 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended February 28, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at February 28, 2018
Capital Shares	$923	$289
Institutional Shares	9	3
	$932	$292

Shareholder Servicing Fee. DWS Distributors, Inc., (“DDI”), an affiliate of the Advisor, provides information and administrative services for a fee (“Service Fee”) at an annual rate of 0.05% of average daily net assets for the Institutional Shares. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based

Deutsche Variable NAV Money Fund — Institutional Shares	17

upon the assets of the shareholder accounts the firms service. For the six months ended February 28, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Annualized Rate
Institutional Shares	$3	.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended February 28, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $12,127, of which $7,558 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended February 28, 2018, the Fund engaged in securities purchases of $1,350,000 and sales of $2,150,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At February 28, 2018, one affiliated shareholder account was the owner of record of 10% or more of the total outstanding shares of the Fund, owning approximately 15%. At February 28, 2018, there was one non-affiliated shareholder account that held approximately 50% of the total outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) shared in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month

18	Deutsche Variable NAV Money Fund — Institutional Shares

LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2018.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2018		Year Ended August 31, 2017
	Shares	Dollars	Shares*	Dollars

Shares sold
Capital Shares	190,818,003	$190,805,252	77,913,710	$77,915,635

Shares issued to shareholders in reinvestment of distributions
Capital Shares	558,034	$558,024	322,579	$322,633
Institutional Shares	71	70	100	100
		$558,094		$322,733

Shares redeemed
Capital Shares	(89,753,583)	$(89,749,540)	(47,841,477)	$(47,851,631)

Net increase (decrease)
Capital Shares	101,622,454	$101,613,736	30,394,812	$30,386,637
Institutional Shares	71	70	100	100
		$101,613,806		$30,386,737

*	Shares for the period ended August 31, 2017 reflect the effects of a stock split effective November 4, 2016 (see Note F).

F. Stock Split

On November 4, 2016, the Fund implemented a 10:1 stock split. This action enabled the Fund to bring the Fund’s NAV in line with the NAV’s expected of the industry’s floating NAV money funds following the SEC’s money market reform. Every one of the Fund’s outstanding shares was converted into ten shares. The stock split had no impact on the overall value of a shareholder’s investment in the Fund. Each existing shareholder held the same percentage of the Fund’s outstanding shares immediately following the stock split as they did before the split. Net asset value, shares and per share information have been adjusted in the accompanying financial statements, financial highlights and notes to the financial statements to reflect the effect of the split.

Deutsche Variable NAV Money Fund — Institutional Shares	19

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2017 to February 28, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

20	Deutsche Variable NAV Money Fund — Institutional Shares

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2018 (Unaudited)

Actual Fund Return	Institutional Shares
Beginning Account Value 9/1/17	$1,000.00
Ending Account Value 2/28/18	$1,006.22
Expenses Paid per $1,000*	$.75

Hypothetical 5% Fund Return	Institutional Shares
Beginning Account Value 9/1/17	$1,000.00
Ending Account Value 2/28/18	$1,024.05
Expenses Paid per $1,000*	$.75

*	Expenses are equal to the Institutional Shares’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Institutional Shares	.15%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche Variable NAV Money Fund — Institutional Shares	21

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Variable NAV Money Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The

22	Deutsche Variable NAV Money Fund — Institutional Shares

Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Capital Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial

Deutsche Variable NAV Money Fund — Institutional Shares	23

Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share classes: Capital Shares (1st quartile) and Institutional Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account

24	Deutsche Variable NAV Money Fund — Institutional Shares

distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche Variable NAV Money Fund — Institutional Shares	25

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Deutsche funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site

liquidity.dws.com/US/products/fund_facts_prospectus_l2.jsp

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	DWS PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov, and they may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc 222 South Riverside Plaza Chicago, IL 60606-5808 dws.com (800) 621-1148

26	Deutsche Variable NAV Money Fund — Institutional Shares

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of DWS Group, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Institutional Shares	Capital Shares
CUSIP Number	461473837	461473845
Fund Number	1411	1011

Deutsche Variable NAV Money Fund — Institutional Shares	27

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

28	Deutsche Variable NAV Money Fund — Institutional Shares

Who we are
Who is providing this notice?	DWS Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 03/2018

Deutsche Variable NAV Money Fund — Institutional Shares	29

DNAVI-3

(R-037942-4 4/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable NAV Money Fund (Institutional Shares), a series of Investors Cash Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/27/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	4/27/2018